CONTINGENCIES AND COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 21, 2019	Apr. 30, 2018	Aug. 31, 2021
Disclosure of contingent liabilities [line items]
Minimum operating lease payments			$ 282
Maseve Investments 11 (Pty) Ltd. [Member]
Disclosure of contingent liabilities [line items]
Proportion of ownership and voting rights held by non-controlling interests		17.10%
Brokerage Fees Payable [Member] | LMM Facility [Member]
Disclosure of contingent liabilities [line items]
Repayment of secured loan facility	$ 40,000